Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
A.
Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Otonomo Technologies Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Recapitalization
B.
Recapitalization

On August 13, 2021, the Company merged with Software Acquisition Group Inc. II (“SWAG”), a special purpose acquisition company, that resulted in SWAG becoming a wholly-owned subsidiary of the Company. The transaction was accounted for as a recapitalization as pre-combination Otonomo was determined to be the accounting acquirer under Financial Accounting Standards Board (FASB)’s Accounting Standards Codification Topic 805, Business Combinations (ASC 805). In connection with the recapitalization, all outstanding capital stock of the pre-combination Otonomo was converted into Company Ordinary Shares, representing a recapitalization, and the net assets of SWAG were acquired at historical cost, with no goodwill or intangible assets recorded.

Use of Estimates
C.
Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements. As applicable to these consolidated financial statements, the most significant estimates relate to purchase price allocation including contingent consideration, recoverability of goodwill and intangible assets and fair value of warrant liability.

A number of estimates have been and will continue to be affected by global events and other longer-term macroeconomic conditions, including rising inflation and increasing interest rates. As a result, the accounting estimates and assumptions may change over time. These consolidated financial statements reflect the financial statement effects based upon management’s estimates and assumptions utilizing the most currently available information.

Foreign Currency
D.
Foreign Currency

The functional currency of the Company is the U.S. dollar. Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standard Codification ("ASC") Topic 830 "Foreign Currency Matters." All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

The functional currency of the Company's United Kingdom subsidiary is the British Pound. Accordingly, the translation to U.S. dollars takes the balance sheet date exchange rates for assets and liabilities, historical rates of exchange for equity, and average exchange rates in the period for revenues and expenses. The effects of foreign currency translation adjustments are included in shareholders’ equity (deficit) as a component of accumulated other comprehensive loss in the accompanying consolidated balance sheets.

Concentration of Credit Risk
E.
Concentration of Credit Risk

Financial instruments which potentially expose the Company to concentrations of credit risk consist primarily of cash equivalents, restricted cash, short-term deposits, investment in marketable securities and account receivables. Most of the Company’s cash and cash equivalents and bank deposits are invested with banks in the U.S., Israel and Europe. Management believes that the credit risk with respect to the financial institutions that hold the Company’s cash, cash equivalents and bank deposits is low.

Cash, Cash equivalents and restricted cash
F.
Cash, Cash equivalents and restricted cash

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Restricted cash includes cash that is legally restricted as to withdrawal or usage.

Short-term deposits
G.
Short-term deposits

Short-term deposits consist of bank deposits with an original maturity of greater than three months at the date of purchase. Short-term bank deposits are presented at their cost, including accrued interest.

Marketable securities
H.
Marketable securities

Marketable securities consist of commercial paper, corporate bonds, and U.S. government and agency. The Company considers all of its marketable securities as available for use in current operations, including those with maturity dates beyond one year, and therefore classifies these securities within current assets on the consolidated balance sheets. Securities are classified as available for sale and are carried at fair, with the change in unrealized gains and losses, net of tax, reported as a separate component on the consolidated statements of comprehensive loss until realized. Realized gains and losses on sales of marketable securities, are included in financial income (expenses), net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income (expenses), net.

The Company's securities are reviewed for impairment in accordance with ASC Topic 320. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities for the year ended 2022 were not OTTI.

Fair Value Measurements
I.
Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable inputs that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Accounts Receivables, net
J.
Accounts Receivables, net

Accounts receivables are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts.

As of December 31, 2022, and 2021, unbilled accounts receivables of $193 and $215 thousands, respectively, was included in account receivables, net, on the Company’s consolidated balance sheets. The allowance of doubtful accounts was not material for the periods presented.

Property and Equipment
K.
Property and Equipment

Property and equipment are stated at cost net of accumulated depreciation. Maintenance and repair expenses are charged to operation as incurred. Depreciation is calculated on the straight-line method based on the estimated useful lives of the assets and commences once the assets are ready for their intended use.

Annual rates at depreciation are as follows:

%
Computers and software	33
Office furniture and equipment	7;15
Leasehold improvements	Shorter of remaining lease term or estimated useful life

The Company evaluates the recoverability of property and equipment for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of property and equipment is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to property and equipment during the years presented.

Capitalized Software Costs
L.
Capitalized Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Maintenance costs are expensed as incurred. The amount of qualifying costs for capitalization incurred was immaterial for the years presented.

Business Combinations
M.
Business Combinations

The Company allocates the fair value of consideration transferred in a business combination to the assets acquired and liabilities assumed in the acquired business based on their fair values at the acquisition date. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. The excess of the fair value of the consideration transferred over the fair value of the assets acquired, liabilities assumed in the acquired business is recorded as goodwill. Key assumptions include, but are not limited to, future expected cash flows, discount rates and profit margin that management believes a market participant would use in pricing the asset or liability. These assumptions are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which may not be later than one year from the acquisition date, the Company may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The fair value of the consideration transferred may include a combination of cash, equity securities and earn out payments. The Company includes the results of operations of the businesses that it has acquired in its consolidated results prospectively from the respective dates of acquisition.

The Company records obligations in connection with its business combinations at fair value on the acquisition date. Each reporting period thereafter, the Company revalues earn-out payments which are classified as contingent consideration liabilities and records the changes in their fair value in the consolidated statements of operations and comprehensive loss. Changes in the fair value of the obligations in connection with its business combinations mainly result from the Company’s shares price and sales and profitability targets. These fair value measurements represent Level 3 measurements, as they are based on significant inputs not observable in the market.

Goodwill and Intangible Assets, net
N.
Goodwill and Intangible Assets, net

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to reporting units expected to benefit from the business combination. Goodwill is not amortized but rather tested for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that goodwill may not be recoverable. A qualitative assessment is performed to determine whether it is more likely than not that the fair value of its reporting unit is less than its carrying amount. If the reporting unit does not pass the qualitative assessment, the carrying amount of the reporting unit, including goodwill, is compared to fair value and goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value. Any excess of the carrying value of the goodwill above its fair value is recognized as an impairment loss.

Intangible assets are amortized over the period of estimated benefit and estimated useful lives ranging from two to eight years. The Company reviews the carrying amounts for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

During 2022, as a result of the decline in the quoted share price of the Company, an impairment loss was recognized for the entire goodwill and intangible assets. For information on key assumptions used in calculation of the recoverable amount, see Note 7.

Employee Benefit Plans
O.	Employee Benefit Plans

a)
Section 14 of the Israeli Severance Pay Law

Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary. These payments release the Company from any future obligation under the Israeli Severance Pay Law to make severance payments in respect of those employees; therefore, any liability for severance pay due to these employees, and the deposits under Section 14 are not recorded as an asset in the consolidated balance sheets.

b)
401(k) Savings Plan

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of the annual compensation on a pre-tax basis. Company contributions to the plan may be made as the discretion of the Board of Directors

Leases
P.
Leases

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-02, “Leases (Topic 842),” which requires lessees to generally recognize on the balance sheet operating and financing lease liabilities and corresponding right-of-use assets, and to recognize on the statements of operations the expenses in a manner similar to prior practice. The Company adopted Topic 842 using the modified retrospective method as of January 1, 2022 and elected the transition option that allows the Company not to restate the comparative periods in the financial statements in the year of adoption.

The Company determines if an arrangement is a lease at inception. The Company currently does not have any finance leases.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. Operating lease ROU assets include any prepaid lease payments.

Certain lease agreements in Israel include rental payments adjusted periodically for the Israeli consumer price index (“CPI”). The ROU and lease liability were calculated using the initial CPI and are not subsequently adjusted. For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments in the Consolidated Statements of Operations on a straight-line basis over the lease term.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Company’s lease terms may include options to extend or terminate the lease. These options are reflected in the ROU asset and lease liability when it is reasonably certain that the Company will exercise the option. Operating lease expense is recognized on a straight-line basis over the lease term.

The adoption of the standard resulted in the recognition of right of use ("ROU") assets and lease liabilities of approximately $1.8 million, on January 1, 2022, for the headquarters in Israel.

Revenue Recognition
Q.
Revenue Recognition

Revenues are recognized when control of services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The revenue comprised mainly of subscription fees from customers accessing the Company’s enterprise cloud computing services (“SaaS subscriptions”).

In addition, the Company provides customization, research, and analytical services to its customers, such professional services revenues are recognized as services are delivered.

The Company determines revenue recognition through the following five-step framework:

•	Identification of the contract, or contracts, with a customer;
•	Identification of the performance obligations in the contract;
•	Determination of the transaction price;
•	Allocation of the transaction price to the performance obligations in the contract; and
•	Recognition of revenue when, or as, the Company satisfies a performance obligation.

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract.

The Company enters into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations. The Company evaluates the terms and conditions included within the customer’s contracts to ensure appropriate revenue recognition, including whether products and services are considered distinct performance obligations that should be accounted for separately versus together. For contracts with multiple performance obligations, the transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determine standalone selling price by considering the historical selling price of these performance obligations in similar transactions as the well as other factors, including, but not limited to, competitive pricing of similar products, other software vendor pricing, industry publications and current pricing practices.

The Company’s SaaS subscriptions revenues consist primarily of fees to provide the Company’s customers access to its cloud-based platform, which includes routine customer support. Subscription service contracts do not provide customers with the right to take possession of the software, are cancelable, and do not contain general rights of return. The Company recognizes subscription revenues ratably over the contract term beginning on the commencement date of each contract, which is the date the Company makes the services available to the customers.

Subscription contracts typically have a term of up to three years and are based on fixed-fee and/or a pay per use basis. Certain pay per use contract includes minimum monthly or annual fees. For fixed-fee basis contracts, invoicing occurring in quarterly or monthly installments at the end of each period. Fixed or substantive minimum fees are recognized ratably over the term of the arrangement beginning on the date that the service is made available to the customer. For pay per use basis contracts, the Company applies the ‘as-invoiced’ practical expedient and recognizes revenue in the amount which is equivalent to the service rendered each month. Invoicing is normally done monthly at the end of each month.

Contract assets consist of unbilled accounts receivable, which occur when a right to consideration for the Company’s performance under the customer contract occurs before invoicing to the customer. The amount of unbilled accounts receivable included within accounts receivable, net, on the consolidated balance sheets.

Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. To the extent the Company bill customers in advance of the billing period commencement date, the trade receivable and corresponding deferred revenue amounts are netted to zero on the Company’s consolidated balance sheets, unless such amounts have been paid as of the balance sheet date. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date.

Contract Balances

Of the $216 thousand of deferred revenue recorded as of December 31, 2022, the Company expects to recognize 100% as revenue during the year ended December 31, 2023.

Cost to Obtain a Contract

The Company capitalizes certain sales commissions as costs of obtaining a contract when they are incremental and if they are expected to be recovered. These costs are subsequently amortized consistently with the pattern of revenue recognition from contracts for which the commissions relate, over an estimated period of benefit. Deferred commission costs capitalized are periodically reviewed for impairment. There were no impairment losses recorded during the periods presented. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these costs as incurred. Amortization expense of these costs are included in selling and marketing expenses.

As of December 31, 2022, the amount of deferred commissions was $273 and is included in other receivables and prepaid expenses and other long-term assets on the consolidated balance sheets. As of December 31, 2021, incremental costs of obtaining a contract that are eligible to capitalization, were immaterial.

Cost of Services
R.
Cost of Services

Cost of services consists primarily of expenses related to purchasing of data from data suppliers, amounts paid to data suppliers under revenue sharing or fixed price arrangements, software licenses, and personnel-related costs associated with customer support and professional services, including salaries and benefits.

Cloud Infrastructure
S.
Cloud infrastructure

Third-party cloud infrastructure expenses incurred in connection with the Company’s customers’ use of the Company’s platform and the maintenance of the Company’s platform on public clouds, such as cloud computing or other hosting and data storage including different regional deployments. In addition, cloud infrastructure also includes the third-party cloud infrastructure expenses incurred with internal research and development use.

Research and Development
T.
Research and Development

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products, cost of development environments and tools, and allocated overhead. Research and development costs are expensed as incurred.

Share-Based Compensation
U.
Share Based Compensation

Share based compensation expense related to share-based awards is recognized based on the fair value of the awards granted and recognized as an expense on a straight-line basis over the requisite service period for share options and restricted share units (“RSUs”). The Company measures compensation expense for options based on estimated fair values on the date of grant using the Black-Scholes option pricing model. This option pricing model requires estimates as to the option’s expected term and the price volatility of the underlying stock. The fair value of each RSU award is based on the fair value of the underlying ordinary shares on the grant date.

The Company records forfeitures for share-based awards and RSUs as they occur. If an employee forfeits an award because he fails to complete the requisite service period, the Company will reverse the compensation cost previously recognized in the period the award is forfeited.

Income Taxes
V.
Income Taxes

The Company is subject to income taxes in Israel, the U.S., and other foreign jurisdictions. These foreign jurisdictions may have different statutory tax rates than in Israel. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as for operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount more likely than not to be realized. The Company recognizes income tax benefits from tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination. The tax benefits recognized are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement.

Net Loss Per Share
W.
Net Loss Per Share

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its redeemable convertible preferred shares to be participating securities as the holders of the redeemable convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all redeemable convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

Recently Adopted Accounting Pronouncements
X.
Recently Adopted Accounting Pronouncements

As an “Emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires lessees to put all leases on their balance sheets, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. The Company adopted this guidance and the related amendments on January 1, 2022. Refer to Notes 2P and 8.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740). The new guidance simplifies the accounting for income taxes by removing certain exceptions to the general principles and simplification of areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes. The Company adopted the guidance effective January 1, 2022, with no material impact on its consolidated financial statements.

Recently Issued Accounting Pronouncements
Y.
Recently Issued Accounting Pronouncements

In June 2016, the FASB issued an ASU 2016-13, Topic 326, that supersedes the existing impairment model for most financial assets to a current expected credit loss model. The new guidance requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. The guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. The Company is in the process of evaluating the effects of this standard on it the consolidated financial statements.